STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

("MIDCAP SPDRS")

MIDCAP SPDR TRUST, SERIES 1

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2009

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400 IndexTM", "S&P MidCap 400 IndexTM", "Standard & Poor's MidCap 400 Depositary Receipts" and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a "License Agreement" with Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and MidCap SPDR Trust, Series 1, is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. MidCap SPDR Trust, Series 1, is not, however, sponsored by or affiliated with Standard & Poor's or The McGraw-Hill Companies, Inc.

MidCap SPDR Trust, Series 1
Trust Overview
September 30, 2009

OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM.

STRATEGY:

The MidCap SPDR Trust, Series 1 (the "Trust") holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
3Com Corp.*	3,594,786	$18,800,731
99 Cents Only Stores*	415,441	5,587,681
Aaron's, Inc.	498,626	13,163,726
ACI Worldwide, Inc.*	312,714	4,731,363
Acxiom Corp.*	725,236	6,860,733
ADC Telecommunications, Inc.*	888,216	7,407,721
Adtran, Inc.	513,666	12,610,500
Advance Auto Parts, Inc.	877,374	34,463,251
Aecom Technology Corp.*	1,014,073	27,521,941
Aeropostale, Inc.*	617,483	26,841,986
Advent Software, Inc.*	142,926	5,752,771
Affiliated Managers Group, Inc.*	383,114	24,906,241
Affymetrix, Inc.*	649,126	5,699,326
AGCO Corp.*	849,804	23,480,085
AGL Resources, Inc.	710,350	25,054,044
Airtran Holdings, Inc.*	1,104,433	6,902,706
Alaska Air Group, Inc.*	322,789	8,647,517
Albemarle Corp.	841,529	29,116,903
Alberto-Culver Co.	784,934	21,726,973
Alexander & Baldwin, Inc.	377,268	12,106,530
Alexandria Real Estate Equities, Inc.	399,229	21,698,096
Alliance Data Systems Corp.*	488,496	29,837,336
Alliant Energy Corp.	1,016,864	28,319,662
Alliant Techsystems, Inc.*	302,620	23,558,967
AMB Property Corp.	1,344,348	30,852,787
American Eagle Outfitters, Inc.	1,906,224	32,138,937
American Financial Group, Inc.	725,427	18,498,388
American Greetings Corp., Class A	362,355	8,080,516
AmeriCredit Corp.*	882,085	13,928,122
Ametek, Inc.	988,321	34,502,286
AnnTaylor Stores Corp.*	539,781	8,577,120
Ansys, Inc.*	809,696	30,339,309
Apollo Investment Corp.	1,504,815	14,370,983
AptarGroup, Inc.	622,221	23,246,177
Aqua America, Inc.	1,249,378	22,039,028
Arch Coal, Inc.	1,493,467	33,050,425
Arrow Electronics, Inc.*	1,099,667	30,955,626
Arthur J. Gallagher & Co.	930,243	22,670,022
Ashland, Inc.	684,172	29,569,914

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Associated Banc-Corp.	1,175,341	$13,422,394
Astoria Financial Corp.	749,344	8,272,758
Atmel Corp.*	4,146,826	17,375,201
Avnet, Inc.*	1,388,776	36,066,513
Avocent Corp.*	407,694	8,263,957
BancorpSouth, Inc.	674,678	16,468,890
Bank of Hawaii Corp.	440,157	18,284,122
Barnes & Noble, Inc.	362,636	8,057,772
BE Aerospace, Inc.*	929,798	18,726,132
Beckman Coulter, Inc.	630,123	43,440,680
Bill Barrett Corp.*	355,152	11,645,434
Bio-Rad Laboratories, Inc., Class A*	176,454	16,212,594
BJ's Wholesale Club, Inc.*	510,227	18,480,422
Black Hills Corp.	357,045	8,986,823
Blyth, Inc.	54,851	2,124,379
Bob Evans Farms, Inc.	284,870	8,278,322
BorgWarner, Inc.	1,072,296	32,447,677
Boyd Gaming Corp.*	506,564	5,536,745
BRE Properties, Inc.	485,559	15,197,997
Brinker International, Inc.	938,928	14,769,337
Brink's Co./The	418,914	11,272,976
Brink's Home Security Holdings, Inc.*	420,715	12,953,815
Broadridge Financial Solutions, Inc.	1,280,439	25,736,824
Brown & Brown, Inc.	1,079,399	20,681,285
Bucyrus International, Inc.	690,638	24,600,526
Cleco Corp.	555,902	13,942,022
Cabot Corp.	601,005	13,889,226
Cadence Design Systems, Inc.*	2,448,790	17,974,119
Callaway Golf Co.	592,686	4,510,340
Camden Property Trust	589,431	23,754,069
Career Education Corp.*	634,068	15,458,578
Carlisle Cos, Inc.	563,005	19,091,500
Carmax, Inc.*	2,024,981	42,322,103
Carpenter Technology Corp.	404,730	9,466,635
Cathay General Bancorp.	455,715	3,686,734
Cerner Corp.*	618,292	46,248,242
Charles River Laboratories International, Inc.*	605,707	22,399,045
Cheesecake Factory/The*	552,947	10,240,578
Chico's FAS, Inc.*	1,634,865	21,253,245

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Chipotle Mexican Grill, Inc., Class A*	290,846	$28,226,604
Church & Dwight Co., Inc.	646,235	36,667,374
Cimarex Energy Co.	766,658	33,211,625
Cincinnati Bell, Inc.*	1,948,363	6,819,271
City National Corp.	397,437	15,472,222
Clean Harbors, Inc.*	209,563	11,790,014
Cliffs Natural Resources, Inc.	1,204,102	38,964,741
Coldwater Creek, Inc.*	529,597	4,342,695
Collective Brands, Inc.*	588,811	10,204,095
Commerce Bancshares, Inc.	639,042	23,797,924
Commercial Metals Co.	1,034,396	18,515,688
CommScope, Inc.*	860,436	25,752,849
Community Health Systems, Inc.*	852,368	27,216,110
Comstock Resources, Inc.*	428,535	17,175,683
Con-way, Inc.	450,632	17,268,218
Copart, Inc.*	618,610	20,544,038
Corinthian Colleges, Inc.*	800,765	14,862,198
Corn Products International, Inc.	686,137	19,568,627
Corporate Executive Board Co./The	313,725	7,811,752
Corporate Office Properties Trust SBI MD	533,298	19,668,030
Corrections Corp. of America*	1,058,876	23,983,541
Cousins Properties, Inc.	854,587	7,075,980
Covance, Inc.*	588,048	31,842,799
Crane Co.	430,018	11,098,765
Cree, Inc.*	926,298	34,041,451
Cullen/Frost Bankers, Inc.	548,612	28,330,324
Cytec Industries, Inc.	445,594	14,468,437
Deluxe Corp.	470,074	8,038,265
Dick's Sporting Goods, Inc.*	807,440	18,086,656
Diebold, Inc.	609,034	20,055,490
Digital River, Inc.*	354,580	14,296,666
Dollar Tree, Inc.*	821,688	39,999,772
Donaldson Co., Inc.	709,406	24,566,730
DPL, Inc.	1,066,051	27,823,931
DreamWorks Animation SKG, Inc., Class A*	693,466	24,666,586
DST Systems, Inc.*	361,092	16,176,922
Duke Realty Corp.	2,058,774	24,725,876
Dycom Industries, Inc.*	358,500	4,409,550
Eaton Vance Corp.	1,079,717	30,221,279

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Edwards Lifesciences Corp.*	518,622	$36,256,864
Encore Acquisition Co.*	510,675	19,099,245
Endo Pharmaceuticals Holdings, Inc.*	1,077,125	24,375,339
Energen Corp.	659,193	28,411,218
Energizer Holdings, Inc.*	637,988	42,324,124
Equinix, Inc.*	354,916	32,652,272
Equity One, Inc.	301,539	4,725,116
Essex Property Trust, Inc.	259,164	20,624,271
Everest Re Group, Ltd.	559,387	49,058,240
Exterran Holdings, Inc.*	574,382	13,635,829
F5 Networks, Inc.*	723,701	28,680,271
Factset Research Systems, Inc.	385,733	25,550,954
Fair Isaac Corp.	449,076	9,650,643
Fairchild Semiconductor International, Inc.*	1,139,015	11,652,123
Federal Realty Investment Trust	562,332	34,510,315
Federal Signal Corp.	448,140	3,222,127
Fidelity National Financial, Inc., Class A	2,119,952	31,968,876
First American Corp.	858,244	27,781,358
First Niagara Financial Group, Inc.	1,683,440	20,756,815
FirstMerit Corp.	789,336	15,021,064
Flowers Foods, Inc.	712,242	18,724,842
Foot Locker, Inc.	1,437,818	17,181,925
Forest Oil Corp.*	1,031,768	20,191,700
Fossil, Inc.*	441,211	12,552,453
Frontier Oil Corp.	962,115	13,392,641
FTI Consulting, Inc.*	475,493	20,260,757
Fulton Financial Corp.	1,618,181	11,909,812
Gartner, Inc.*	549,448	10,038,415
GATX Corp.	422,843	11,818,462
Gen-Probe, Inc.*	462,717	19,174,992
Gentex Corp.	1,266,174	17,916,362
Global Payments, Inc.	740,286	34,571,356
Graco, Inc.	550,819	15,351,326
Granite Construction, Inc.	309,278	9,569,061
Great Plains Energy, Inc.	1,242,677	22,306,052
Greif, Inc., Class A	314,442	17,310,032
Guess?, Inc.	533,590	19,764,174
Hanesbrands, Inc.*	870,874	18,636,704
Hanover Insurance Group, Inc./The	467,528	19,322,932

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Hansen Natural Corp.*	666,467	$24,485,998
Harsco Corp.	738,257	26,141,680
Harte-Hanks, Inc.	350,596	4,848,743
Hawaiian Electric Industries, Inc.	841,611	15,249,991
HCC Insurance Holdings, Inc.	1,032,268	28,232,530
Health Management Associates, Inc., Class A*	2,267,134	16,980,834
Health Net, Inc.*	954,659	14,701,749
Helix Energy Solutions Group, Inc.*	836,592	12,532,148
Helmerich & Payne, Inc.	969,372	38,319,275
Henry Schein, Inc.*	829,026	45,521,818
Herman Miller, Inc.	513,712	8,686,870
Hewitt Associates, Inc., Class A*	761,420	27,738,531
Highwoods Properties, Inc.	651,364	20,485,398
Hill-Rom Holdings, Inc.	575,671	12,538,114
HNI Corp.	413,513	9,758,907
Hologic, Inc.*	2,359,011	38,546,240
Horace Mann Educators Corp.	360,117	5,030,834
Hospitality Properties Trust	1,122,618	22,867,729
Hubbell, Inc., Class B	518,431	21,774,102
Idacorp, Inc.	434,299	12,503,468
IDEX Corp.	741,933	20,737,027
Idexx Laboratories, Inc.*	538,655	26,932,750
Imation Corp.	276,378	2,562,024
Immucor, Inc.*	647,927	11,468,308
Informatica Corp.*	812,278	18,341,237
Ingram Micro, Inc., Class A*	1,498,615	25,251,663
Integrated Device Technology, Inc.*	1,521,975	10,288,551
International Bancshares Corp.	476,474	7,771,291
International Rectifier Corp.*	654,609	12,758,329
International Speedway Corp., Class A	282,179	7,779,675
Intersil Corp., Class A	1,124,174	17,211,104
Itron, Inc.*	367,629	23,579,724
ITT Educational Services, Inc.*	291,164	32,147,417
J. Crew Group, Inc.*	511,611	18,325,906
Jack Henry & Associates, Inc.	773,921	18,163,926
JB Hunt Transport Services, Inc.	804,549	25,850,159
Jefferies Group, Inc.*	1,126,166	30,665,500
JetBlue Airways Corp.*	1,970,651	11,784,493
John Wiley & Sons, Inc., Class A	393,253	13,677,339

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Jones Lang LaSalle, Inc.	384,016	$18,190,838
Joy Global, Inc.	940,554	46,030,713
Kansas City Southern*	872,092	23,101,717
KBR, Inc.	1,474,507	34,341,268
Kelly Services, Inc., Class A	244,079	3,002,172
Kennametal, Inc.	747,252	18,389,872
Kindred Healthcare, Inc.*	358,800	5,823,324
Kinetic Concepts, Inc.*	568,288	21,015,290
Kirby Corp.*	494,351	18,202,004
Korn/Ferry International*	419,752	6,124,182
Lam Research Corp.*	1,164,055	39,764,119
Lamar Advertising Co., Class A*	489,168	13,422,770
Lancaster Colony Corp.	178,226	9,137,647
Landstar System, Inc.	471,673	17,951,874
Lender Processing Services, Inc.	883,714	33,731,363
Lennox International, Inc.	446,330	16,121,440
Liberty Property Trust	1,026,312	33,385,929
Life Time Fitness, Inc.*	379,323	10,640,010
LifePoint Hospitals, Inc.*	503,600	13,627,416
LIncare Holdings, Inc.*	623,775	19,492,969
Lincoln Electric Holdings, Inc.	390,879	18,547,209
LKQ Corp.*	1,293,917	23,989,221
Louisiana-Pacific Corp.*	1,119,446	7,466,705
Lubrizol Corp.	621,655	44,423,466
Macerich Co./The	742,739	22,527,274
Mack-Cali Realty Corp.	720,071	23,279,895
Manpower, Inc.	720,507	40,859,952
Mantech International Corp., Class A*	202,942	9,570,745
Mariner Energy, Inc.*	936,200	13,275,316
Martin Marietta Materials, Inc.	409,413	37,694,655
Marvel Entertainment, Inc.*	447,359	22,197,954
Masimo Corp.*	476,647	12,488,151
Matthews International Corp., Class A	278,888	9,867,057
MDC Holdings, Inc.	345,350	11,997,459
MDU Resources Group, Inc.	1,692,044	35,279,117
Medicis Pharmaceutical Corp., Class A	528,195	11,276,963
Mentor Graphics Corp.*	902,172	8,399,221
Mercury General Corp.	327,246	11,839,760
Metavante Technologies, Inc.*	827,818	28,543,165

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Mettler-Toledo International, Inc.*	309,832	$28,067,681
Micros Systems, Inc.*	735,130	22,193,575
Mine Safety Appliances Co.	277,698	7,639,472
Minerals Technologies, Inc.	172,162	8,188,025
Mohawk Industries, Inc.*	515,967	24,606,466
MPS Group, Inc.*	856,188	9,007,098
MSC Industrial Direct Co., Class A	402,810	17,554,460
National Fuel Gas Co.	737,522	33,785,883
National Instruments Corp.	520,905	14,392,605
Nationwide Health Properties, Inc.	981,228	30,408,256
Navigant Consulting, Inc.*	445,231	6,010,619
NBTY, Inc.*	568,762	22,511,600
NCR Corp.*	1,460,651	20,186,197
NetFlix, Inc.*	416,961	19,251,089
NeuStar, Inc., Class A*	683,391	15,444,637
New York Community Bancorp, Inc.	3,216,955	36,737,626
NewAlliance Bancshares, Inc.	981,600	10,503,120
Newfield Exploration Co.*	1,219,406	51,897,919
Nordson Corp.	308,833	17,322,443
NSTAR	981,812	31,241,258
NV Energy, Inc.	2,156,642	24,995,481
NVR, Inc.*	53,404	34,038,107
Oceaneering International, Inc.*	504,345	28,621,579
OGE Energy Corp.	887,631	29,362,833
Old Republic International Corp.	2,211,511	26,936,204
Olin Corp.	719,145	12,541,889
Omega Healthcare Investors, Inc.	765,383	12,261,436
Omnicare, Inc.	1,097,158	24,707,998
Oneok, Inc.	968,788	35,477,017
Oshkosh Corp.	821,715	25,415,645
OSI Pharmaceuticals, Inc.*	533,399	18,828,985
Overseas Shipholding Group, Inc.	214,855	8,029,131
Owens & Minor, Inc.	384,034	17,377,539
Packaging Corp of America	946,200	19,302,480
PacWest Bancorp	251,517	4,791,399
Palm, Inc.*	1,472,461	25,664,995
Panera Bread Co., Class A*	286,790	15,773,450
Parametric Technology Corp.*	1,067,970	14,759,345
Patriot Coal Corp.*	689,073	8,103,498

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Patterson-UTI Energy, Inc.	1,412,036	$21,321,744
Pentair, Inc.	903,746	26,678,582
PepsiAmericas, Inc.	515,029	14,709,228
Perrigo Co.	729,166	24,784,352
PetSmart, Inc.	1,149,236	24,995,883
Pharmaceutical Product Development, Inc.	1,086,101	23,829,056
Phillips-Van Heusen Corp.	474,709	20,312,798
Plains Exploration & Production Co.*	1,280,049	35,406,155
Plantronics, Inc.	449,376	12,047,771
PNM Resources, Inc.	796,699	9,305,444
Polycom, Inc.*	772,713	20,670,073
Potlatch Corp.	365,337	10,393,838
priceline.com, Inc.*	388,560	64,431,019
Pride International, Inc.*	1,595,765	48,575,087
Protective Life Corp.	786,671	16,850,493
Psychiatric Solutions, Inc.*	517,048	13,836,204
Quest Software, Inc.*	559,514	9,427,811
Quicksilver Resources, Inc.*	1,088,747	15,449,320
Ralcorp Holdings, Inc.*	520,339	30,424,221
Raymond James Financial, Inc.	908,045	21,139,288
Rayonier, Inc.	727,855	29,776,548
Realty Income Corp.	958,567	24,587,244
Regency Centers Corp.	738,039	27,344,345
Regis Corp.	524,904	8,136,012
Reinsurance Group of America, Inc.	668,959	29,835,571
Reliance Steel & Aluminum Co.	587,603	25,008,384
Rent-A-Center, Inc.*	607,072	11,461,519
Resmed, Inc.*	694,420	31,387,784
RF Micro Devices, Inc.*	2,455,326	13,332,420
Rollins, Inc.	401,082	7,560,396
Roper Industries, Inc.	834,884	42,562,386
Ross Stores, Inc.	1,149,908	54,931,105
Rovi Corp.*	934,753	31,407,701
RPM International, Inc.	1,185,017	21,910,964
Ruddick Corp.	374,713	9,974,860
Ryland Group, Inc.	402,665	8,484,152
SAIC, Inc.*	1,928,357	33,823,382
Saks, Inc.*	1,328,415	9,059,790
Scholastic Corp.	234,149	5,699,187

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Scientific Games Corp., Class A*	596,770	$9,446,869
Scotts Miracle-Gro Co./The, Class A	410,985	17,651,806
SEI Investments Co.	1,194,136	23,500,596
Semtech Corp.*	564,770	9,606,738
Sensient Technologies Corp.	448,322	12,449,902
Sepracor, Inc.*	1,020,230	23,363,267
Service Corp. International	2,307,290	16,174,103
Shaw Group, Inc./The*	768,211	24,651,891
Silicon Laboratories, Inc.*	412,341	19,116,129
SL Green Realty Corp.	706,278	30,970,290
Smithfield Foods, Inc.*	1,294,553	17,864,831
Sonoco Products Co.	918,230	25,288,054
Sotheby's	614,901	10,594,744
Southern Union Co.	1,140,350	23,707,876
SPX Corp.	451,168	27,643,063
SRA International, Inc., Class A*	392,917	8,483,078
Stancorp Financial Group, Inc.	451,849	18,241,144
Steel Dynamics, Inc.	1,977,826	30,339,851
STERIS Corp.	538,673	16,402,593
Strayer Education, Inc.	128,633	28,000,831
Superior Energy Services, Inc.*	718,709	16,185,327
SVB Financial Group*	304,921	13,193,932
Sybase, Inc.*	744,015	28,942,183
Syniverse Holdings, Inc.*	632,021	11,060,367
Synopsys, Inc.*	1,339,692	30,035,895
Synovus Financial Corp.	4,415,711	16,558,916
TCF Financial Corp.	1,027,030	13,392,471
Tech Data Corp.*	462,133	19,229,354
Techne Corp.	342,358	21,414,493
Teleflex, Inc.	365,137	17,639,768
Telephone & Data Systems, Inc.	872,391	27,052,845
Temple-Inland, Inc.	979,036	16,075,771
Terex Corp.*	992,759	20,579,894
Terra Industries, Inc.	917,249	31,801,023
Thomas & Betts Corp.*	485,841	14,614,097
Thor Industries, Inc.	326,165	10,094,807
Thoratec Corp.*	520,076	15,742,701
Tidewater, Inc.	475,275	22,380,700
Timberland Co., Class A*	412,459	5,741,429

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Timken Co.	729,774	$17,098,605
Toll Brothers, Inc.*	1,260,418	24,628,568
Tootsie Roll Industries, Inc.	242,071	5,756,448
Trimble Navigation Ltd.*	1,101,296	26,331,987
Trinity Industries, Inc.	728,757	12,527,333
Trustmark Corp.	469,772	8,949,157
Tupperware Brands Corp.	578,862	23,108,171
UDR, Inc.	1,383,938	21,783,184
UGI Corp.	996,568	24,973,994
Under Armour, Inc., Class A*	344,623	9,590,858
Unit Corp.*	371,276	15,315,135
United Rentals, Inc.*	552,702	5,692,831
United Therapeutics Corp.*	430,054	21,068,345
Unitrin, Inc.	458,815	8,942,304
Universal Corp.	228,139	9,540,773
Universal Health Services, Inc., Class B	451,277	27,947,585
Urban Outfitters, Inc.*	1,191,281	35,940,948
URS Corp.*	775,023	33,829,754
Valeant Pharmaceuticals International*	619,748	17,390,129
Valley National Bancorp	1,314,567	16,156,028
Valmont Industries, Inc.	183,481	15,628,912
Valspar Corp.	926,843	25,497,451
Valueclick, Inc.*	801,119	10,566,760
Varian, Inc.*	265,694	13,566,336
VCA Antech, Inc.*	780,587	20,989,984
Vectren Corp.	745,396	17,173,924
Vertex Pharmaceuticals, Inc.*	1,660,635	62,938,067
Vishay Intertechnology, Inc.*	1,715,586	13,553,129
Wabtec Corp.	437,193	16,407,853
Waddell & Reed Financial, Inc., Class A	789,391	22,458,174
Warnaco Group, Inc./The*	417,542	18,313,392
Washington Federal, Inc.	1,002,399	16,900,447
Waste Connections, Inc.*	736,359	21,251,321
Watson Wyatt Worldwide, Inc., Class A	392,308	17,088,936
Webster Financial Corp.	589,404	7,349,868
Weingarten Realty Investors	957,968	19,082,723
WellCare Health Plans, Inc.*	388,034	9,565,038
Wendy's/Arby's Group, Inc., Class A	3,376,596	15,971,299
Werner Enterprises, Inc.	402,275	7,494,383

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Common Stock	Shares	Value
Westamerica Bancorporation	268,522	$13,963,144
Westar Energy, Inc.	1,000,643	19,522,545
WGL Holdings, Inc.	460,907	15,274,458
Williams-Sonoma, Inc.	971,882	19,661,173
Wilmington Trust Corp.	637,068	9,046,366
WMS Industries, Inc.*	417,642	18,610,128
Woodward Governor Co.	518,259	12,572,963
Worthington Industries, Inc.	559,823	7,781,540
WR Berkley Corp.	1,236,039	31,247,066
Zebra Technologies Corp., Class A*	543,145	14,083,750
Total Investments (Cost $10,528,774,292)		$7,938,335,918

(*)  Non-income producing security for the year ended September 30, 2009.

The securities of the MidCap SPDR Trust's, investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Retail	$630,023,537	7.94%
Commercial Services	527,327,467	6.64%
REITS	502,210,078	6.33%
Insurance	367,137,007	4.63%
Healthcare-Products	358,030,104	4.51%
Oil & Gas	354,276,279	4.46%
Electric	278,838,627	3.51%
Banks	257,566,058	3.25%
Chemicals	243,857,200	3.07%
Software	238,904,371	3.01%
Electronics	231,617,023	2.92%
Miscellaneous Manufacturing	212,995,758	2.68%
Semiconductors	203,221,446	2.56%
Computers	189,895,442	2.39%
Healthcare-Services	181,034,028	2.28%
Internet	178,142,034	2.25%
Telecommunications	170,999,185	2.16%
Pharmaceuticals	169,399,632	2.13%
Gas	168,381,397	2.12%
Transportation	152,384,716	1.92%
Machinery-Diversified	149,944,870	1.89%
Diversified Financial Services	143,318,604	1.81%
Biotechnology	141,447,036	1.78%

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Industry Classification	Value	Percentage
Engineering & Construction	$134,323,465	1.69%
Food	111,451,476	1.40%
Iron/Steel	103,779,611	1.31%
Electrical Component & Equipment	98,600,512	1.24%
Distribution/Wholesale	98,400,230	1.24%
Savings & Loans	93,170,766	1.17%
Machinery-Construction & Mining	91,211,133	1.15%
Home Builders	89,243,093	1.12%
Household Products/Wares	87,632,246	1.10%
Packaging & Containers	77,976,337	0.98%
Oil & Gas Services	70,974,883	0.89%
Building Materials	61,282,800	0.77%
Metal Fabricate/Hardware	59,024,745	0.74%
Apparel	52,282,383	0.66%
Media	44,927,480	0.57%
Aerospace/Defense	42,285,099	0.53%
Entertainment	41,893,130	0.53%
Coal	41,153,923	0.52%
Environmental Control	40,680,807	0.51%
Beverages	39,195,226	0.49%
Hand/Machine Tools	36,937,081	0.47%
Pipelines	35,477,017	0.45%
Leisure Time	33,760,478	0.43%
Auto Parts & Equipment	32,447,677	0.41%
Forest Products & Paper	29,776,548	0.38%
Airlines	27,334,716	0.34%
Auto Manufacturers	25,415,645	0.32%
Textiles	24,606,466	0.31%
Toys/Games/Hobbies	22,197,954	0.28%
Water	22,039,028	0.28%
Cosmetics/Personal Care	21,726,973	0.27%
Office Furnishings	18,445,777	0.23%
Advertising	18,271,513	0.23%
Real Estate	18,190,838	0.23%
Investment Companies	14,370,983	0.18%
Trucking & Leasing	11,818,462	0.15%
Agriculture	9,540,773	0.12%
Lodging	5,536,745	0.07%
Total	$7,938,335,918	100.00%

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2009

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$7,938,335,918	$—	$—	$7,938,335,918
Total	$7,938,335,918	$—	$—	$7,938,335,918

Please refer to the Schedule of Investments for a further breakout of each security by industry type.

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statement of Assets and Liabilities

September 30, 2009
Assets:
Investments in securities, at value (cost $10,528,774,292)	$7,938,335,918
Cash	33,508,040
Receivable from units created	94,471,584
Dividends receivable	7,036,388
Receivable for securities sold	762
Total Assets	8,073,352,692
Liabilities:
Payable for securities purchased	95,712,948
Distribution payable	22,710,015
License fee payable	814,559
Payable to Sponsor	7,134,414
Accrued Trustee fees	649,882
Other accrued expenses	307,609
Total Liabilities	127,329,427
NET ASSETS	$7,946,023,265
Net assets represented by:
Interest of Unitholders (63,321,051 units of fractional undivided interest (MidCap SPDRs) outstanding; unlimited units authorized)
Paid in capital	$11,843,055,546
Distributions in excess of net investment income	(28,206,271)
Accumulated net realized loss on investments	(1,278,387,636)
Unrealized depreciation on investments	(2,590,438,374)
NET ASSETS	$7,946,023,265
Net asset value per MidCap SPDR ($7,946,023,265/63,321,051 MidCap SPDRs)	$125.49

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Operations

	Year Ended September 30,
	2009	2008	2007
Investment income
Dividend income	$110,616,973	$117,530,559	$138,279,498
Expenses
Trustee fees and expenses	6,683,329	9,237,628	9,628,010
Printing and distribution expenses	6,588,294	10,747,721	11,456,710
Audit fees	109,090	120,000	143,112
Legal fees	215,959	93,238	103,862
License fees	1,935,636	2,736,388	2,816,239
Other fees and expenses	316,549	126,311	—
Total expenses	15,848,857	23,061,286	24,147,933
Less: voluntary fee reduction by the Trustee (see Note 3)	(72,977)	(704,533)	(1,172,886)
Net expenses	15,775,880	22,356,753	22,975,047
Net Investment Income	94,841,093	95,173,806	115,304,451
Realized and unrealized gain (loss) on investments
Net realized loss	(1,155,621,079)	(573,029,061)	(4,809,644)
Net realized gain from in-kind redemptions	40,604,047	1,156,366,002	1,227,357,766
Net increase (decrease) in unrealized appreciation (depreciation) of investments	601,009,975	(2,351,208,029)	81,995,656
Net realized and unrealized gain (loss) on investments	(514,007,057)	(1,767,871,088)	1,304,543,778
Net increase (decrease) in net assets resulting from operations	$(419,165,964)	$(1,672,697,282)	$1,419,848,229

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2009	2008	2007
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$94,841,093	$95,173,806	$115,304,451
Net realized gain (loss) on investments and in-kind redemptions	(1,115,017,032)	583,336,941	1,222,548,122
Net increase (decrease) in unrealized appreciation (depreciation) on investments	601,009,975	(2,351,208,029)	81,995,656
Net increase (decrease) in net assets resulting from operations	(419,165,964)	(1,672,697,282)	1,419,848,229
Dividends and Distributions to Unitholders from:
Net investment income	(102,439,497)	(105,741,473)	(115,754,474)
Unitholder Transactions:
Proceeds from subscriptions of MidCap SPDR units	14,244,234,768	23,784,672,829	12,039,027,297
Reinvestment of dividends and distributions	753,705	767,329	1,026,976
Less: Redemptions of MidCap SPDR units	(14,123,323,990)	(23,639,153,195)	(11,712,693,191)
Increase in net assets due to unitholder transactions	121,664,483	146,286,963	327,361,082
Total increase (decrease)	(399,940,978)	(1,632,151,792)	1,631,454,837
Net Assets:
Beginning of year	8,345,964,243	9,978,116,035	8,346,661,198
End of year (including undistributed (distributions in excess of) net investment income of $(28,206,271), $(19,046,278) and $(3,306,976), respectively)	$7,946,023,265	$8,345,964,243	$9,978,116,035

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Financial Highlights
Selected Data for a MidCap SPDR

	Year Ended September 30,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Year	$132.13	$160.79	$137.56	$130.82	$108.59
Investment Operations:
Net investment income*	1.51	1.61	1.83	1.58	1.36
Net realized and unrealized gain (loss) on investments	(6.48)	(28.56)	23.39	6.65	22.21
Total from Investment Operations	(4.97)	(26.95)	25.22	8.23	23.57
Less Distributions from:
Net investment income	(1.67)	(1.71)	(1.99)	(1.49)	(1.34)
Net Asset Value, End of Year	$125.49	$132.13	$160.79	$137.56	$130.82
Total Investment Return**	(3.47)%	(16.84)%	18.37%	6.26%	21.77%
Ratios and Supplemental Data
Net assets, end of year (000's)	$7,946,023	$8,345,964	$9,978,116	$8,346,661	$8,326,235
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.50%	1.08%	1.26%	1.13%	1.11%
Portfolio turnover rate(2)	24.59%	28.95%	21.30%	16.87%	19.17%

(1)  Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.50% and 0.25% for the year ended September 30, 2009, 1.06% and 0.26% for the year ended September 30, 2008, 1.25% and 0.26% for the year ended September 30, 2007, 1.12% and 0.26% for the year ended September 30, 2006, 1.10% and 0.25% for the year ended September 30, 2005. (See Note 3).

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.

*  Per share amounts have been calculated using the average share method.

**  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Notes to Financial Statements
September 30, 2009

Note 1 - Organization

MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index"). Each unit of fractional undivided interest in the Trust is referred to as a MidCap Standard & Poor's Depositary Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 "Creation Units"- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Trust securities are valued based on the closing sale price on the exchange deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange deemed to be the principal market for the security. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

The Trust adopted the authoritative guidance for fair value measurements. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. These levels of inputs are summarized at the end of the Schedule of Investments.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2009, and has determined that no provision for income taxes is necessary for the year ended September 30, 2009. The 2006, 2007, and 2008 tax years in the period ended September 30, 2009 remain subject to audit.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, The Bank of New York Mellon (formerly the Bank of New York) (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap 400 Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	14/100 of 1% per annum
$500,000,001-$1,000,000,000*	12/100 of 1% per annum
$1,000,000,001 and above*	10/100 of 1% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2009, 2008, and 2007 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of NYSE Amex US LLC, an indirect wholly-owned subsidiary of NYSE Euronext) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, to the extent such expenses exceed 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2009, 2008 and 2007.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year. There is no outstanding amount subject to recoupment by the Sponsor of expenses so reimbursed in subsequent periods.

Note 4 - Trust Transactions in MidCap SPDRs

Transactions in MidCap SPDRs were as follows:

	Year Ended September 30, 2009		Year Ended September 30, 2008
	MidCap SPDRs	Amount	MidCap SPDRs	Amount
MidCap SPDRs sold	146,375,000	$14,244,234,768	158,750,000	$23,784,672,829
Dividend reinvestment MidCap SPDRs issued	7,489	753,705	5,069	767,329
MidCap SPDRs redeemed	(146,225,000)	(14,123,323,990)	(157,650,000)	(23,639,153,195)
Net increase	157,489	$121,664,483	1,105,069	$146,286,963

	Year Ended September 30, 2007
	MidCap SPDRs	Amount
MidCap SPDRs sold	77,325,000	$12,039,027,297
Dividend reinvestment MidCap SPDRs issued	6,707	1,026,976
MidCap SPDRs redeemed	(75,950,000)	(11,712,693,191)
Net increase	1,381,707	$327,361,082

Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust for authorized participants only in Creation Units of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2009, the Trustee earned $1,086,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2009.

At September 30, 2009, the Trustee and its affiliates held $1,344,736,831 MidCap SPDRs, or 16.92% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2009 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $14,200,007,107, $14,079,640,048, $1,621,358,060 and $1,618,028,195, respectively.

Note 6 - Federal Income Tax Status

The following details the tax basis distributions and components of distributable earnings as of September 30, 2009. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and amortization of license fees.

Cost of investments for federal income tax purposes	$10,728,726,332
Gross unrealized appreciation	$187,175,160
Gross unrealized depreciation	(2,977,565,574)
Net unrealized depreciation	$(2,790,390,414)
Distributable earnings, ordinary income	$8,100,639
Capital loss carryforwards expiring:
9/30/10	(29,591,377)
9/30/11	(109,279,926)
9/30/12	(80,183,853)
9/30/16	(9,130,465)
9/30/17	(163,791,631)
$(391,977,252)

For the year ended September 30, 2009, the Trust utilized $0 of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

At September 30, 2009 the Trust deferred $686,269,300 of capital losses arising subsequent to October 31, 2008. For tax purposes, such losses will be reflected in the year ending September 30, 2010.

The tax composition of dividends paid during the years ending September 30, 2009, September 30, 2008 and September 30, 2007 was ordinary income.

As of September 30, 2009, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments was decreased by $516,917,359, additional paid in capital was decreased by $515,355,770, and undistributed net investment income was decreased by $1,561,589.

Note 7 - Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Related Party Transactions

During the fiscal years ended September 30, 2009, 2008 and 2007 the Trust paid $4,407,615, $4,718,331 and $3,125,040 respectively, in commissions on trades to a related party, BNY ConvergEx. BNY ConvergEx is an affiliate of The Bank of New York Mellon. The standing instructions with the BNY ConvergEx require all trades to be executed at the close of business on any exchange on which the securities are traded.

Note 9 - License Agreement

The License Agreement grants State Street Global Markets, LLC ("SSGM") a license to use the S&P MidCap 400 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, the Sponsor and the Exchange have each received a sublicense from SSGM for the use of the S&P MidCap 400 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the Beneficial Owners of MidCap SPDRs. Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the Beneficial Owners of MidCap SPDRs.

Note 10 - Other Matters

The Trustee has evaluated the possibility of subsequent events existing in the Trust's financial statements through December 11, 2009, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Trust's financial statements through this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of MidCap SPDR Trust, Series 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the "Trust") at September 30, 2009, the results of its operations and the changes in its net assets for each of the three years in the period ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 11th, 2009

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2009*

Total Trust Assets:	$8,073,352,692

Net Trust Assets:	$7,946,023,265

Number of MidCap SPDRs:	63,321,051

Fractional Undivided Interest in Trust Represented by each MidCap SPDR:	1/63,321,051

Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.

Trustee's Annual Fee:	From 14/100 of one percent to 10/100 of one percent, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.

Estimated Ordinary Operating Expenses of the Trust:	25/100 of one percent (inclusive of Trustee's annual fee)

Net Asset Value per MidCap SPDR (based on the value of the securities, other net assets of the Trust and number of MidCap SPDR's outstanding):	$125.49

Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time).

Licensor:	Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:	The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

MidCap SPDR Trust, Series 1
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2009

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	48	3.81%
Between zero and 0.25%	500	39.72%
Bid/Ask Price Equal to NAV	29	2.30%
Between zero and -0.25%	646	51.31%
Less than -0.25%	36	2.86%
Total:	1,259	100.00%

Comparision of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/09

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust, Series 1
Return Based on NAV	(3.47%)	23.01%	99.32%	326.92%
Return Based on Bid/Ask Price	(2.94%)	23.10%	99.21%	326.92%
S&P MidCap 400 Index	(3.11%)	24.80%	105.67%	349.91%

Average Annual Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust, Series 1
Return Based on NAV	(3.47%)	4.23%	7.14%	10.58%
Return Based on Bid/Ask Price	(2.94%)	4.24%	7.13%	10.58%
S&P MidCap 400 Index	(3.11%)	4.53%	7.48%	10.99%

(1)  The Bid/Ask Price is the midpoint of the Consolidated Bid/Ask price at the time the Trust's NAV is calculated. From 4/1/01 to 11/28/08, the Bid/Ask Price was the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to 4/3/01, the Bid/Ask Price was the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  Average Annual Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

MidCap SPDR Trust, Series 1

Sponsor

PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

Legal Counsel

Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022